Employee Retirement and Severance Benefits (Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year) (Detail)
¥ in Millions
Dec. 31, 2017 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (12,727)
Actuarial loss	11,821
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(52)
Actuarial loss	¥ 4,466